Submission	Jul. 09, 2026
Submission [Line Items]
Central Index Key	0001258361
Registrant Name	Citigroup Commercial Mortgage Securities Inc.
Registration File Number	333-286596
Form Type	SF-3
Submission Type	424H
Fee Exhibit Type	EX-FILING FEES